Consolidated Statement of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 80,084	$ 1,230	₨ 85,143	₨ 89,567
Items that will not be reclassified to profit or loss in subsequent periods
Defined benefit plan actuarial gains/(losses)	567	9	169	(788)
Net change in fair value of financial instruments through OCI	(750)	(12)	(168)	17
Items that will not be reclassified to profit or loss	(183)	(3)	1	(771)
Items that may be reclassified to profit or loss in subsequent periods
Translation difference relating to foreign operations	3,576	55	(3,354)	5,766
Net change in fair value of hedges of net investment in foreign operations	(49)	(1)	276	(813)
Net change in time value of option contracts designated as cash flow hedges	1		9
Net change in intrinsic value of option contracts designated as cash flow hedges	(76)	(1)	77
Net change in fair value of forward contracts designated as cash flow hedges	(5,945)	(91)	3,910	(1,640)
Net change in fair value of financial instruments through OCI	(433)	(7)	1,179	363
Items that may be reclassified subsequently to profit or loss	(2,926)	(45)	2,097	3,676
Total other comprehensive income, net of taxes	(3,109)	(48)	2,098	2,905
Total comprehensive income for the year	76,975	1,182	87,241	92,472
Profit attributable to:
Equity holders of the Company	76,956	1,182	87,062	91,894
Non-controlling interest	19		179	578
Total comprehensive income for the year	₨ 76,975	$ 1,182	₨ 87,241	₨ 92,472